Stock-Based Compensation (Summary of Activity for Stock Options) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Outstanding, beginning of year
Granted	33,352
Exercised		0
Outstanding, end of year	33,352